Summary of Significant Accounting Policies - Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Impairment to long-lived assets	$ 0
Computer equipment and servers
Property, Plant and Equipment [Line Items]
Estimated useful life	P3Y
Capitalized internal-use software
Property, Plant and Equipment [Line Items]
Estimated useful life	P3Y
Office equipment and other
Property, Plant and Equipment [Line Items]
Estimated useful life	P5Y